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MetLife
1095 Avenue of the Americas
New York, NY 10036


May 1, 2013


EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:  MetLife Insurance Company of Connecticut
     Post-Effective Amendment No. 5 to Form N-4 ("Registration Statement") Registration No. 333-156867
     Statement of Additional Information for Unallocated Group Variable Annuity Contract
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Act"), the Statement of Additional Information for Unallocated Group Variable Annuity Contract dated April 29, 2013, which was filed electronically with the Registration Statement on April 3, 2013, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel